Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 154,052	$ 178,793
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	14,560
Technology licenses, infrastructure and other | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	6,725
Technology licenses, infrastructure and other | Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	3,096
Technology licenses, infrastructure and other | Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,660
Technology licenses, infrastructure and other | Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,009
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 2,070